Derivative Instruments and Hedging Activities	12 Months Ended
Dec. 31, 2015
Derivative Instruments and Hedging Activities [Abstract]
Derivative Instruments and Hedging Activities

Note 14 — Derivative Instruments and Hedging Activities

The Partnership’s Commodity Hedges

The primary purpose of the Partnership’s commodity risk management activities is to manage its exposure to commodity price risk and reduce volatility in its operating cash flow due to fluctuations in commodity prices. The Partnership has hedged the commodity prices associated with a portion of its expected (i) natural gas equity volumes in our Gathering and Processing segment and (ii) NGL and condensate equity volumes predominately in our Gathering and Processing segment that result from percent-of-proceeds processing arrangements. These hedge positions will move favorably in periods of falling commodity prices and unfavorably in periods of rising commodity prices. The Partnership has designated these derivative contracts as cash flow hedges for accounting purposes.

The hedges generally match the NGL product composition and the NGL delivery points of the Partnership’s physical equity volumes. The Partnership’s natural gas hedges are a mixture of specific gas delivery points and Henry Hub. The NGL hedges may be transacted as specific NGL hedges or as baskets of ethane, propane, normal butane, isobutane and natural gasoline based upon the Partnership’s expected equity NGL composition. We believe this approach avoids uncorrelated risks resulting from employing hedges on crude oil or other petroleum products as “proxy” hedges of NGL prices. The Partnership’s natural gas and NGL hedges are settled using published index prices for delivery at various locations.

The Partnership hedges a portion of its condensate equity volumes using crude oil hedges that are based on the NYMEX futures contracts for West Texas Intermediate light, sweet crude, which approximates the prices received for condensate. This necessarily exposes the Partnership to a market differential risk if the NYMEX futures do not move in exact parity with the sales price of its underlying condensate equity volumes.

As part of the Atlas mergers, outstanding APL derivative contracts with a fair value of $102.1 million as of the acquisition date were novated to the Partnership and included in the acquisition date fair value of assets acquired. Derivative settlements of $67.9 million related to these novated contracts were received during the year ended December 31, 2015 and were reflected as a reduction of the acquisition date fair value of the APL derivative assets acquired with no effect on results of operations.

The “off-market” nature of these acquired derivatives can introduce a degree of ineffectiveness for accounting purposes due to an embedded financing element representing the amount that would be paid or received as of the acquisition date to settle the derivative contract. The resulting ineffectiveness can either potentially disqualify the derivative contract in its entirety for hedge accounting or alternatively affect the amount of unrealized gains or losses on qualifying derivatives that can be deferred from inclusion in periodic net income.

Certain novated APL crude options with a fair value of $7.7 million as of the acquisition date did not fall within the “highly effective” correlation range required to qualify as a hedging instrument for accounting purposes. These non-qualifying hedges were settled in December 2015, which resulted in a $2.2 million gain on cash settlement for the year ended December 31, 2015. Additionally, for the year ended December 31, 2015, the Partnership recorded $0.9 million of ineffectiveness gains related to otherwise qualifying APL derivatives, primarily natural gas swaps.

At December 31, 2015, the notional volumes of the Partnership’s commodity derivative contracts were:

Commodity	Instrument	Unit	2016	2017	2018
Natural Gas	Swaps	MMBtu/d	83,264	23,082	—
Natural Gas	Basis Swaps	MMBtu/d	48,962	18,082	—
Natural Gas	Collars	MMBtu/d	22,900	22,900	9,486
NGL	Swaps	Bbl/d	4,473	1,078	208
NGL	Futures	Bbl/d	1,956	—	—
NGL	Options/Collars	Bbl/d	920	920	32
Condensate	Swaps	Bbl/d	1,502	500	—
Condensate	Options/Collars	Bbl/d	790	790	101

The Partnership also enters into derivative instruments to help manage other short-term commodity-related business risks. The Partnership has not designated these derivatives as hedges and records changes in fair value and cash settlements to revenues.

The Partnership’s derivative contracts are subject to netting arrangements that permit its contracting subsidiaries to net cash settle offsetting asset and liability positions with the same counterparty within the same Targa entity. We record derivative assets and liabilities on our Consolidated Balance Sheets on a gross basis, without considering the effect of master netting arrangements. The following schedules reflect the fair values of our derivative instruments and their location in our Consolidated Balance Sheets as well as pro forma reporting assuming that we reported derivatives subject to master netting agreements on a net basis:

		Fair Value as of December 31, 2015		Fair Value as of December 31, 2014
	Balance Sheet	Derivative	Derivative	Derivative	Derivative
	Location	Assets	Liabilities	Assets	Liabilities
Derivatives designated as hedging instruments
Commodity contracts	Current	$92.1	$2.1	$44.4	$—
	Long-term	34.9	2.4	15.8	—

Total derivatives designated as hedging instruments		$127.0	$4.5	$60.2	$—

Derivatives not designated as hedging instruments
Commodity contracts	Current	$0.1	$3.1	$—	$5.2

Total derivatives not designated as hedging instruments		$0.1	$3.1	$—	$5.2

Total current position		$92.2	$5.2	$44.4	$5.2
Total long-term position		34.9	2.4	15.8	—

Total derivatives		$127.1	$7.6	$60.2	$5.2

The pro forma impact of reporting derivatives in the Consolidated Balance Sheets on a net basis is as follows:

	Gross Presentation		Pro Forma Net Presentation
	Asset	Liability	Asset	Liability
	Position	Position	Position	Position
December 31, 2015
Current position
Counterparties with offsetting position	$86.9	$5.2	$81.7	$—
Counterparties without offsetting position - assets	5.3	—	5.3	—
Counterparties without offsetting position - liabilities	—	—	—	—

	92.2	5.2	87.0	—
Long-term position
Counterparties with offsetting position	34.2	2.4	31.8	—
Counterparties without offsetting position - assets	0.7	—	0.7	—
Counterparties without offsetting position - liabilities	—	—	—	—

	34.9	2.4	32.5	—
Total derivatives
Counterparties with offsetting position	121.1	7.6	113.5	—
Counterparties without offsetting position - assets	6.0	—	6.0	—
Counterparties without offsetting position - liabilities	—	—	—	—

	$127.1	$7.6	$119.5	$—

December 31, 2014
Current position
Counterparties with offsetting position	$35.5	$4.4	$31.1	$—
Counterparties without offsetting position - assets	8.9	—	8.9	—
Counterparties without offsetting position - liabilities	—	0.8	—	0.8

	44.4	5.2	40.0	0.8
Long-term position
Counterparties with offsetting position	—	—	—	—
Counterparties without offsetting position - assets	15.8	—	15.8	—
Counterparties without offsetting position - liabilities	—	—	—	—

	15.8	—	15.8	—
Total derivatives
Counterparties with offsetting position	35.5	4.4	31.1	—
Counterparties without offsetting position - assets	24.7	—	24.7	—
Counterparties without offsetting position - liabilities	—	0.8	—	0.8

	$60.2	$5.2	$55.8	$0.8

The Partnership’s payment obligations in connection with substantially all of these hedging transactions are secured by a first priority lien in the collateral securing its senior secured indebtedness that ranks equal in right of payment with liens granted in favor of its senior secured lenders. Some of the Partnership’s hedges are futures contracts executed through a counterparty that clears the hedges through an exchange. The payment obligations on these futures are settled daily.

The fair value of the Partnership’s derivative instruments, depending on the type of instrument, was determined by the use of present value methods or standard option valuation models with assumptions about commodity prices based on those observed in underlying markets. The estimated fair value of the Partnership’s derivative instruments was a net asset of $119.5 million as of December 31, 2015. The estimated fair value is net of an adjustment for credit risk based on the default probabilities by year as indicated by market quotes for the counterparties’ credit default swap rates. The credit risk adjustment was immaterial for all periods presented. The Partnership’s futures contracts that are cleared through an exchange are settled daily and do not require any credit adjustment.

The following tables reflect amounts recorded in Other Comprehensive Income (“OCI”) and amounts reclassified from OCI to revenue and expense for the periods indicated:

Derivatives in Cash Flow Hedging Relationships	Gain (Loss) Recognized in OCI on Derivatives (Effective Portion)
	2015	2014	2013
Commodity contracts	$81.2	$59.7	$(5.8)

	$81.2	$59.7	$(5.8)

	Gain (Loss) Reclassified from OCI into Income (Effective Portion)
Location of Gain (Loss)	2015	2014	2013
Interest expense, net	$—	$(2.4)	$(6.1)
Revenues	54.8	(4.2)	21.0

	$54.8	$(6.6)	$14.9

Our consolidated earnings are also affected by the Partnership’s use of the mark-to-market method of accounting for derivative instruments that do not qualify for hedge accounting or that have not been designated as hedges. The changes in fair value of these instruments are recorded on the balance sheet and through earnings rather than being deferred until the anticipated transaction settles. The use of mark-to-market accounting for financial instruments can cause non-cash earnings volatility due to changes in the underlying commodity price indices.

Derivatives Not Designated as Hedging Instruments	Location of Gain Recognized in Income on Derivatives	Gain (Loss) Recognized in Income on Derivatives
		2015	2014	2013
Commodity contracts	Revenue	$(5.7)	$(5.5)	$(0.1)

The following table shows the deferred gains (losses) included in accumulated OCI, which will be reclassified into earnings before income taxes through the end of 2018 based on valuations as of the balance sheet date:

	December 31, 2015	December 31, 2014
Commodity hedges, before tax (1)	$86.7	$60.3

(1)	Includes deferred net gains of $52.1 million as of December 31, 2015 related to contracts that will be settled and reclassified to revenue over the next 12 months.

See Note 15 – Fair Value Measurements for additional disclosures related to derivative instruments and hedging activities.